Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Basis of presentation. Access Midstream Partners, L.P., (the “Partnership”) a Delaware limited partnership formed in January 2010, is principally focused on natural gas gathering, the first segment of midstream energy infrastructure that connects natural gas produced at the wellhead to third-party takeaway pipelines. The Partnership is the industry’s largest gathering and processing master limited partnership as measured by throughput volume. The Partnership’s assets are located in Arkansas, Kansas, Louisiana, Maryland, New York, Ohio, Oklahoma, Pennsylvania, Texas, Virginia, West Virginia and Wyoming. The Partnership provides gathering, treating and compression services to Chesapeake Energy Corporation, Total Gas and Power North America, Inc., Statoil ASA, Anadarko Petroleum Corporation, Mitsui & Co., Ltd. and other producers under long-term, fixed-fee contracts.

For purposes of these financial statements, the “Partnership,” when used in a historical context, refers to the financial results of Chesapeake Midstream Partners, L.L.C. through the closing date of our initial public offering (“IPO”) on August 3, 2010 and to Access Midstream Partners, L.P. (NYSE: ACMP) and its subsidiaries thereafter. The “GIP I Entities” refers to, collectively, GIP-A Holding (CHK), L.P., GIP-B Holding (CHK), L.P. and GIP-C Holding (CHK), L.P., the “GIP II Entities” refers to certain entities affiliated with Global Infrastructure Investors II, LLC, and “GIP” refers to the GIP I Entities and their affiliates and the GIP II Entities, collectively. “Williams” refers to The Williams Companies, Inc. (NYSE: WMB). “Chesapeake” refers to Chesapeake Energy Corporation (NYSE: CHK). “Total”, when discussing the upstream joint venture with Chesapeake, refers to Total E&P USA, Inc., a wholly owned subsidiary of Total S.A. (NYSE: TOT, FP: FP), and when discussing our gas gathering agreement and related matters, refers to Total E&P USA, Inc. and Total Gas & Power North America, Inc., a wholly owned subsidiary of Total S.A.

The accompanying consolidated financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). To conform to these accounting principles, management makes estimates and assumptions that affect the amounts reported in the consolidated financial statements and the notes thereto. These estimates are evaluated on an ongoing basis, utilizing historical experience and other methods considered reasonable under the particular circumstances. Although these estimates are based on management’s best available knowledge at the time, changes in facts and circumstances or discovery of new facts or circumstances may result in revised estimates and actual results may differ from these estimates. Effects on the Partnership’s business, financial position and results of operations resulting from revisions to estimates are recognized when the facts that give rise to the revision become known.

Offerings and acquisitions.

IPO. On August 3, 2010, the Partnership completed its initial public offering (“IPO”) of 24,437,500 common units (including 3,187,500 common units issued pursuant to the exercise of the underwriters’ over-allotment option on August 3, 2010) at a price of $21.00 per unit. The Partnership’s common units are listed on the New York Stock Exchange (the “NYSE”) under the symbol “ACMP”.

The Partnership received gross offering proceeds in the IPO of approximately $513.2 million less approximately $38.6 million for underwriting discounts and commissions, structuring fees and offering expenses. Pursuant to the terms of the contribution agreement, the Partnership distributed the approximate $62.4 million of net proceeds from the exercise of the over-allotment option to the GIP I Entities on August 3, 2010. Upon completion of the IPO, Chesapeake and the GIP I Entities conveyed to the Partnership a 100 percent membership interest in Chesapeake MLP Operating, L.L.C., which owned all of its assets since September 2009.

During the second quarter of 2012, the GIP II Entities acquired Chesapeake’s 50 percent interest in the Partnership’s general partner and all of the common units and subordinated units in the Partnership that were previously held by Chesapeake. The remaining 50 percent interest in the Partnership’s general partner continued to be owned by the GIP I Entities.

Haynesville Springridge acquisition. On December 21, 2010, the Partnership acquired the Springridge gathering system and related facilities from CMD for $500.0 million. The acquisition was financed with a draw on the Partnership’s revolving credit facility of approximately $234.0 million plus approximately $266.0 million of cash on hand. The Springridge gathering system is primarily located in Caddo and De Soto Parishes, Louisiana. In connection with the acquisition, the Partnership entered into a 10-year, 100 percent fixed-fee gas gathering agreement with Chesapeake which includes a significant acreage dedication, annual fee redetermination and a minimum volume commitment. These assets are referred to collectively as the “Springridge assets” and the acquisition is referred to as the “Springridge acquisition.”

Marcellus acquisition. On December 29, 2011, the Partnership acquired from CMD, all of the issued and outstanding common units of Appalachia Midstream Services, L.L.C. (“Appalachia Midstream”) for total consideration of $879.3 million, consisting of 9,791,605 common units and $600.0 million in cash that was financed with a draw on the Partnership’s revolving credit facility. Through the acquisition of Appalachia Midstream, the Partnership operates 100 percent of and owns an approximate average 47 percent interest in 10 gas gathering systems that consist of approximately 549 miles of gas gathering pipeline in the Marcellus Shale. The remaining 53 percent interest in these assets is owned primarily by Statoil ASA (“Statoil”), Anadarko Petroleum Corporation (“Anadarko”), Epsilon Energy Ltd. (“Epsilon”), Mitsui & Co., Ltd. (“Mitsui”). Appalachia Midstream operates the assets under 15-year fixed fee gathering agreements. The gathering agreements include significant acreage dedications and cost of service mechanisms. EBITDA exceeded the $100 million target in 2012 and no additional revenue related to the commitment was recognized. The target for 2013 represents the minimum amount of EBITDA we will recognize with the potential that throughput for these systems will generate EBITDA in excess of the guaranteed amounts.

CMO acquisition. On December 20, 2012, we acquired from Chesapeake Midstream Development, L.P. (“CMD”), a wholly owned subsidiary of Chesapeake, and certain of CMD’s affiliates, 100 percent of the issued and outstanding equity interests in Chesapeake Midstream Operating, L.L.C. (“CMO”) for total consideration of $2.16 billion (the “CMO Acquisition”). As a result of the CMO Acquisition, the Partnership now owns certain midstream assets in the Eagle Ford, Utica and Niobrara regions. The CMO Acquisition also extended our assets and operations in the Haynesville, Marcellus and Mid-Continent regions. The acquired assets included, in the aggregate, approximately 1,675 miles of pipeline and 4.3 million (gross) dedicated acres as of the date of the acquisition. We also assumed various gas gathering and processing agreements associated with the assets that have terms ranging from 10 to 20 years and that, in certain cases, include cost of service or fee redetermination mechanisms.

Equity Issuance. On December 18, 2012, we completed an equity offering of 18.4 million common units (such amount includes 2.4 million common units issued pursuant to the exercise of the underwriters’ over-allotment option) representing limited partner interest in the Partnership, at a price of $32.15 per common unit.

We received gross offering proceeds (net of underwriting discounts, commissions and offering expenses) from the equity offering of approximately $569.3 million, including the exercise of the option to purchase additional units. We used the net proceeds to pay a portion of the purchase price for the CMO Acquisition.

Subscription Agreement. On December 20, 2012, we sold 5.9 million Class B units to each of the GIP II Entities and Williams and 5.6 million Class C units to each of the GIP II Entities and Williams, in each case pursuant to the subscription agreement. We received aggregate proceeds of approximately $712.1 million in exchange for the sale of Class B units and Class C units, inclusive of the capital contribution made by our general partner to maintain its 2.0 percent interest in the Partnership following the issuance of common, Class B and Class C units.

The results of operations presented and discussed in this annual report include results of operations from CMO for the twelve-day period from closing of the CMO Acquisition on December 20, 2012 through December 31, 2012.

Williams acquisition. Concurrently with the CMO Acquisition, the GIP I Entities sold to Williams 34,538,061 of our subordinated units and 50% of the outstanding equity interests in Access Midstream Ventures, L.L.C., the sole member of our general partner (“Access Midstream Ventures”), for cash consideration of approximately $1.8 billion (the “Williams Acquisition”). The Partnership did not receive any cash proceeds from the Williams Acquisition. As a result of the closing of the Williams Acquisition, the GIP II Entities and Williams together own and control our general partner and the GIP I Entities no longer have any ownership interest in us or our general partner.

Limited partner and general partner units. The following table summarizes common, subordinated, Class B, Class C and general partner units issued during the years ended December 31, 2012, 2011 and 2010:

	Limited Partner Units
	Common	Subordinated	Convertible Class B	Subordinated Class C	General Partner Interests	Total
Balance at December 31, 2009	—	—	—	—	—	—
Initial public offering and contribution of assets	69,076,122	69,076,122	—	—	2,819,434	140,971,678
Long-term incentive plan awards	7,143	—	—	—	—	7,143

Balance at December 31, 2010	69,083,265	69,076,122	—	—	2,819,434	140,978,821
Long-term incentive plan awards	1,773	—	—	—	172	1,945
December 2011 equity issuance	9,791,605	—	—	—	199,838	9,991,443

Balance at December 31, 2011	78,876,643	69,076,122	—	—	3,019,444	150,972,209
Long-term incentive plan awards	47,810	—	—	—	976	48,786
December 2012 equity issuance	18,400,000	—	11,858,050	11,199,268	846,068	42,303,386

Balance at December 31, 2012	97,324,453	69,076,122	11,858,050	11,199,268	3,866,488	193,324,381

Holdings of partnership equity. At December 31, 2012, the GIP II Entities held 1,933,244 notional general partner units representing a 1.0 percent general partner interest in the Partnership, 50 percent of the Partnership’s incentive distribution rights, 33,704,666 common units, 34,538,061 subordinated units, 5,929,025 Class B units and 5,599,634 Class C units. The GIP II Entities’ ownership represents an aggregate 41.3 percent limited partner interest in the Partnership. Williams held 1,933,244 notional general partner units representing a 1.0 percent general partner interest in the Partnership, 50.0 percent of the Partnership’s incentive distribution rights, 34,538,061 subordinated units, 5,929,025 Class B units and 5,599,634 Class C units. Williams ownership represents an aggregate 23.8 percent limited partner interest in the Partnership. The public held 63,619,787 common units, representing a 32.9 percent limited partner interest in the Partnership.